Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended						2 Months Ended						3 Months Ended						4 Months Ended						5 Months Ended						6 Months Ended						7 Months Ended					8 Months Ended					9 Months Ended					10 Months Ended					11 Months Ended					12 Months Ended					13 Months Ended					14 Months Ended					15 Months Ended					16 Months Ended					17 Months Ended					18 Months Ended					19 Months Ended					20 Months Ended					21 Months Ended				22 Months Ended				23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended			28 Months Ended			29 Months Ended			30 Months Ended			31 Months Ended			32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000250300
Account Value [Line Items]
Accumulated Value				$ 10,000						$ 10,267						$ 10,645						$ 10,595						$ 11,359						$ 11,114						$ 11,557					$ 11,249					$ 10,467					$ 10,733					$ 11,713					$ 12,787					$ 12,984					$ 12,979					$ 13,887					$ 14,769					$ 14,079					$ 14,399					$ 14,667					$ 14,302					$ 13,247				$ 15,839				$ 19,592
C000242878
Account Value [Line Items]
Accumulated Value						$ 10,000						$ 10,607						$ 10,507						$ 10,184						$ 9,657						$ 11,076						$ 12,109					$ 12,425					$ 12,766					$ 12,388					$ 11,739					$ 11,387					$ 12,102					$ 12,246					$ 12,881					$ 13,072					$ 12,748					$ 13,776					$ 13,334					$ 14,194					$ 13,910				$ 13,253				$ 13,727			$ 14,174			$ 14,995			$ 14,477			$ 14,676			$ 15,228			$ 14,812			$ 14,107			$ 13,562			$ 13,592		$ 12,455		$ 12,266		$ 13,091		$ 16,215
C000130526
Account Value [Line Items]
Accumulated Value							$ 10,000						$ 10,064						$ 10,485						$ 10,716						$ 10,802						$ 10,707						$ 10,630					$ 10,607					$ 10,979					$ 11,222					$ 11,516					$ 11,750					$ 12,033					$ 12,229					$ 12,678					$ 12,834					$ 12,863					$ 13,373					$ 13,380					$ 13,637					$ 14,407				$ 13,876				$ 13,559			$ 13,795			$ 13,742			$ 13,414			$ 13,557			$ 13,487			$ 13,296			$ 12,094			$ 12,443			$ 12,167		$ 12,963		$ 13,218		$ 13,688		$ 13,456	$ 13,358	$ 13,798	$ 13,715	$ 13,659	$ 13,906	$ 14,355	$ 14,288	$ 14,738	$ 14,612	$ 13,547	$ 10,555	$ 11,277	$ 11,383	$ 11,638	$ 11,862	$ 12,434	$ 12,082	$ 11,672	$ 13,314	$ 13,817	$ 13,578	$ 13,909	$ 14,123	$ 14,614	$ 15,052	$ 14,997	$ 15,163	$ 15,421	$ 14,746	$ 15,168	$ 14,632	$ 15,108	$ 14,569	$ 14,320	$ 14,519	$ 13,618	$ 13,355	$ 12,111	$ 12,729	$ 12,123	$ 10,617	$ 10,548	$ 11,686	$ 11,743	$ 12,487	$ 11,932	$ 11,552	$ 11,848	$ 11,111	$ 11,302	$ 11,922	$ 11,502	$ 11,028	$ 10,465	$ 11,535	$ 12,515	$ 12,064	$ 11,833	$ 12,388	$ 11,975	$ 12,101	$ 11,768	$ 12,442	$ 13,099	$ 13,735	$ 12,671	$ 12,517	$ 11,852	$ 12,118	$ 12,099	$ 12,104	$ 12,933	$ 13,358	$ 13,891	$ 13,749	$ 14,329	$ 14,415	$ 14,168	$ 14,419	$ 14,559	$ 15,305	$ 16,069	$ 13,903	$ 14,941	$ 14,633
C000242879
Account Value [Line Items]
Accumulated Value						10,000						10,415						9,876						9,232						8,733						10,280						11,379					11,515					12,764					13,296					12,521					13,698					14,406					13,560					13,323					13,211					12,570					12,328					12,301					12,617					12,265				11,099				10,938			12,143			14,307			14,092			14,264			16,356			19,083			18,585			19,360			23,108		24,055		21,465		29,997		37,880
C000242880
Account Value [Line Items]
Accumulated Value						10,000						10,154						9,142						8,138						7,117						7,581						8,546					7,626					7,917					8,017					7,297					8,085					7,374					7,978					7,721					7,770					7,457					7,934					7,299					7,386					6,736				6,169				6,258			6,912			7,443			7,913			8,502			9,461			10,617			10,042			9,863			10,808		10,194		9,645		10,763		11,862
C000245888
Account Value [Line Items]
Accumulated Value					$ 10,000						$ 10,207						$ 10,699						$ 10,979						$ 11,402						$ 11,814						$ 11,334					$ 11,770					$ 12,188					$ 12,254					$ 12,412					$ 12,657					$ 12,498					$ 13,096					$ 12,632					$ 13,082					$ 12,815					$ 12,106					$ 12,078					$ 13,011					$ 13,813				$ 14,236				$ 14,318			$ 14,820			$ 15,184			$ 14,938			$ 15,020			$ 15,337			$ 15,181			$ 14,520			$ 15,464			$ 16,324
C000125568
Account Value [Line Items]
Accumulated Value							10,000						9,912						10,257						10,569						10,350						10,438						10,851					10,050					10,508					10,665					10,644					10,560					10,964					11,538					11,929					12,455					12,399					12,968					12,986					13,247					14,510				13,571				13,237			12,666			12,648			11,361			11,177			10,565			10,856			9,811			9,915			9,531		10,362		11,878		12,485		12,591	11,379	12,159	12,197	11,676	11,758	12,132	11,974	12,920	11,348	12,382	11,388	12,110	11,893	12,985	14,891	15,600	15,007	15,555	16,712	17,757	18,348	18,197	16,994	17,492	18,489	17,933	16,611	16,657	16,873	17,147	16,982	17,371	16,012	16,191	14,828	13,485	13,720	15,092	14,001	13,409	12,082	10,829	12,391	12,685	13,948	13,252	13,311	13,090	12,035	12,038	12,882	11,866	11,598	11,149	11,216	11,027	10,219	11,152	11,085	11,373	11,291	10,921	11,080	10,910	13,359	12,670	12,503	12,411	12,100	12,382	12,428	12,049	12,389	12,861	13,320	14,901	15,352	15,412	15,155	15,737	16,053	16,319	15,349	16,702	17,202
C000138395
Account Value [Line Items]
Accumulated Value							10,000						10,203						10,370						10,658						10,494						10,530						10,539					9,888					10,030					10,364					10,258					9,911					9,503					10,009					10,371					10,855					10,972					10,926					10,427					10,562					10,807				10,434				10,543			10,147			9,856			8,614			8,370			7,727			7,689			6,749			6,970			6,729		6,897		8,296		9,124		8,714	7,857	7,992	7,890	7,587	7,689	7,749	7,730	8,401	7,706	8,660	7,877	8,383	8,408	9,234	10,497	10,854	10,174	10,166	10,689	10,887	10,939	10,902	10,577	11,124	11,660	11,740	11,709	12,547	12,296	12,215	12,667	12,841	11,473	12,038	11,037	9,398	10,041	10,802	10,484	10,033	8,999	8,873	9,812	9,524	10,456	10,269	10,351	10,117	9,566	9,336	9,675	8,955	8,855	8,548	8,811	8,645	7,422	8,422	8,163	8,512	8,319	7,769	7,774	7,529	9,413	9,438	9,207	8,901	8,719	9,190	9,221	8,854	9,003	9,492	9,936	11,402	12,024	11,900	11,491	12,325	13,821	14,539	12,739	14,082	14,327
C000262479
Account Value [Line Items]
Accumulated Value	$ 10,012	$ 10,000						$ 9,954						$ 9,408						$ 9,553						$ 8,121						$ 8,960						$ 8,942
C000135616
Account Value [Line Items]
Accumulated Value							10,000						9,757						10,197						10,336						10,367						10,466						10,488					10,836					10,949					11,153					11,401					11,588					11,826					11,798					11,993					12,058					12,322					12,712					12,643					12,842					13,162				12,722				12,463			12,912			12,825			12,750			13,058			12,887			12,978			12,122			12,222			11,622		12,356		12,707		12,893		13,321	12,661	13,217	13,256	12,972	13,351	13,609	13,857	14,207	13,971	13,053	11,419	12,188	12,561	13,026	13,205	13,655	13,482	13,169	14,681	15,198	15,336	15,672	16,172	16,403	16,746	16,932	16,666	17,016	16,703	17,041	16,590	17,155	16,675	16,292	16,461	16,098	16,087	15,150	15,703	15,499	14,471	14,915	16,128	15,669	16,721	16,550	16,729	17,008	16,732	17,351	17,848	17,402	17,179	16,619	17,641	18,201	18,349	18,999	19,703	19,686	20,089	20,250	20,489	20,602	20,950	20,639	20,683	20,776	21,520	21,775	21,386	21,355	22,289	22,711	23,201	23,736	24,615	25,504	25,543	26,132	27,359	28,833	26,533	28,547	30,095
C000096055
Account Value [Line Items]
Accumulated Value							10,000						9,618						10,079						10,172						10,215						10,339						10,459					10,934					10,953					11,190					11,478					11,653					11,917					11,834					11,924					11,931					12,265					12,635					12,576					12,747					12,914				12,511				12,240			12,822			12,755			12,738			13,090			12,892			13,094			12,271			12,263			11,567		12,224		12,665		12,864		13,323	12,739	13,315	13,430	13,129	13,611	13,866	14,170	14,390	14,230	13,105	11,518	12,171	12,668	13,009	12,770	13,295	13,169	12,657	14,355	14,724	14,669	15,051	15,833	16,046	16,503	16,620	16,689	17,063	16,859	17,232	16,811	17,561	16,932	16,567	16,937	16,742	16,724	15,715	16,552	16,204	15,266	16,112	17,224	16,728	17,838	17,977	18,118	18,578	18,334	19,037	19,396	19,077	18,917	18,323	19,412	20,021	20,564	21,213	22,087	21,974	22,573	22,493	22,710	22,848	22,808	22,511	22,675	22,814	23,949	24,209	23,573	23,576	24,725	24,823	25,208	25,795	26,309	27,229	27,411	28,036	28,984	30,583	28,253	29,768	30,909
C000096054
Account Value [Line Items]
Accumulated Value							10,000						10,164						10,537						10,791						10,791						10,818						10,515					10,507					10,900					11,053					11,238					11,466					11,718					11,887					12,439					12,683					12,719					13,183					13,048					13,372					14,275				13,698				13,422			13,568			13,252			12,917			13,130			13,037			12,872			11,870			12,212			11,890		12,742		12,858		13,021		13,324	12,433	13,000	12,850	12,520	12,689	13,054	13,114	13,849	13,322	12,848	11,253	12,232	12,307	13,116	14,174	14,485	14,233	14,428	15,555	16,470	17,092	17,244	17,079	17,318	17,334	17,643	16,554	16,897	16,390	16,512	15,955	16,158	15,851	15,360	14,981	14,432	14,411	13,764	13,747	13,869	12,594	12,230	13,680	13,398	14,280	13,622	13,917	13,810	13,633	14,092	14,830	14,126	13,873	13,370	14,193	14,618	14,111	14,792	15,189	15,418	15,458	16,100	16,171	16,183	17,074	16,664	16,205	16,407	16,500	16,774	16,790	16,713	17,231	18,089	18,735	19,028	20,361	21,274	20,884	21,433	23,302	24,418	21,980	24,849	27,149
C000130527
Account Value [Line Items]
Accumulated Value							10,000						9,803						10,198						10,318						10,371						10,411						10,346					10,950					10,924					11,230					11,643					11,835					12,175					11,909					11,995					12,020					12,359					12,625					12,409					12,549					12,702				12,280				12,074			12,686			12,642			12,632			13,066			12,783			12,845			12,200			12,104			11,482		12,149		12,611		12,882		13,440	12,883	13,514	13,625	13,422	13,857	13,946	14,285	14,554	14,339	13,222	11,468	12,122	12,601	13,016	12,824	13,176	13,057	12,364	14,144	14,478	14,336	14,679	15,558	15,953	16,419	16,608	16,851	17,216	16,721	17,349	16,955	17,857	17,314	16,773	16,933	16,843	16,806	15,564	16,570	15,980	15,074	16,018	17,199	16,756	17,974	18,246	18,308	18,788	18,283	18,771	19,070	18,665	18,451	17,839	18,932	19,597	19,864	20,344	21,271	21,150	21,843	21,567	21,810	22,120	21,996	21,420	21,549	21,467	22,966	23,698	22,864	22,726	23,778	23,635	23,897	24,238	24,697	25,345	25,606	26,304	27,012	28,172	26,178	27,484	28,382
C000144410
Account Value [Line Items]
Accumulated Value							10,000						9,396						9,899						10,031						10,059						10,176						10,144					10,860					10,791					11,082					11,693					12,008					12,256					11,964					12,040					12,008					12,560					12,863					12,618					12,568					13,000				12,551				12,315			12,911			12,769			12,681			13,120			12,826			12,790			11,994			11,897			11,214		11,970		12,453		12,649		13,330	12,599	13,284	13,330	13,187	13,677	13,900	14,297	14,514	14,286	13,195	10,906	11,668	12,246	12,838	12,692	13,156	12,946	12,216	14,381	14,724	14,575	15,107	16,056	16,444	16,969	17,025	17,269	17,713	17,151	17,829	17,250	18,115	17,493	16,618	16,546	16,283	16,406	14,905	15,984	15,210	14,264	15,431	16,767	16,222	17,837	18,164	18,250	18,542	18,140	18,854	19,270	18,723	18,148	17,550	19,011	19,682	20,065	20,692	21,636	21,280	21,940	21,369	21,512	21,855	22,086	21,396	21,428	21,729	23,283	24,103	23,411	23,512	24,916	24,818	25,094	25,225	25,944	26,557	26,670	27,354	28,183	29,192	26,851	28,669	29,926
C000096058
Account Value [Line Items]
Accumulated Value							10,000						8,975						9,541						9,665						9,626						10,116						10,659					11,022					11,045					11,098					11,031					11,154					11,409					11,722					11,766					11,722					12,227					12,919					13,119					13,316					13,512				13,006				12,636			13,186			12,976			12,922			13,128			13,055			13,788			12,557			12,705			11,447		12,075		12,363		12,395		12,670	11,861	12,235	12,373	11,986	12,706	13,353	13,610	13,828	13,620	12,319	11,473	11,998	12,796	12,814	12,356	13,331	13,399	13,065	14,671	15,139	15,189	15,678	16,410	15,990	16,438	16,429	16,032	16,535	17,250	17,033	16,528	17,090	16,231	16,042	16,784	16,393	16,548	16,138	16,815	17,018	16,029	16,968	17,553	16,657	17,515	17,696	18,057	18,611	19,491	21,048	21,405	21,481	21,668	21,117	22,478	22,482	24,419	25,813	26,897	26,866	27,296	27,845	27,662	26,999	26,490	27,232	27,106	28,338	28,466	27,371	27,309	27,458	28,953	29,582	30,431	31,890	32,967	35,547	35,827	36,297	38,195	41,998	37,678	40,633	43,369
C000125719
Account Value [Line Items]
Accumulated Value							10,000						10,273						10,216						10,270						10,187						10,033						9,519					9,685					9,722					9,777					9,786					9,866					10,076					10,069					10,143					10,248					10,209					10,234					10,237					10,393					10,215				10,121				10,161			10,118			10,265			10,267			10,282			10,310			10,209			10,096			10,206			10,345		10,416		10,491		10,751		10,828	11,037	11,070	11,158	11,450	11,340	11,329	11,351	11,394	11,677	11,926	11,199	10,867	11,340	11,568	11,801	11,728	11,676	11,657	11,985	12,116	12,241	11,923	12,031	12,228	12,302	12,373	12,487	12,405	12,256	12,242	12,418	12,456	12,032	11,910	11,390	10,860	11,088	10,677	11,101	10,640	10,124	9,876	10,653	10,582	11,104	10,738	11,068	11,083	11,000	11,153	11,172	10,945	10,492	10,188	11,182	11,555	11,529	11,527	11,513	11,344	11,358	11,579	11,681	11,731	11,898	11,691	11,964	11,737	11,687	11,806	11,500	11,397	11,256	11,306	11,184	11,272	11,692	11,873	11,888	11,869	11,914	12,110	11,868	12,039	12,107
C000157941
Account Value [Line Items]
Accumulated Value							10,000						9,992						10,333						10,338						10,473						10,544						10,473					10,985					10,933					11,254					11,641					11,568					11,895					11,623					11,542					11,636					11,909					12,175					12,028					12,066					12,147				11,846				11,634			12,073			11,653			11,537			11,904			11,601			11,681			10,968			10,887			10,466		11,168		11,522		11,574		11,851	11,216	11,941	11,707	11,422	11,906	12,464	12,505	13,035	12,627	11,456	9,838	10,385	10,587	10,967	11,037	11,502	11,081	10,629	12,323	12,804	12,710	12,853	13,288	13,554	14,015	13,733	13,861	13,787	13,095	13,344	12,869	13,685	13,885	13,852	14,163	13,580	13,713	12,480	12,664	12,157	11,094	11,688	13,082	13,318	14,151	13,785	14,262	14,647	13,770	14,476	15,117	14,549	14,439	13,935	14,991	15,801	15,539	15,412	15,926	15,863	16,495	16,100	16,833	17,549	17,942	16,909	16,721	16,294	17,128	17,541	18,174	18,957	19,320	19,772	19,678	20,575	20,352	20,401	21,154	21,666	22,416	23,887	22,431	23,183	23,041
C000251233
Account Value [Line Items]
Accumulated Value			$ 10,000						$ 10,027						$ 10,064						$ 10,106						$ 10,142						$ 10,176						$ 10,210					$ 10,246					$ 10,278					$ 10,314					$ 10,347					$ 10,392					$ 10,429					$ 10,465					$ 10,497					$ 10,535					$ 10,565					$ 10,594					$ 10,621					$ 10,653					$ 10,684
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value				10,000						10,390						10,632						10,393						10,782						10,527						10,880					10,815					10,387					10,484					11,087					11,585					11,742					12,032					12,468					12,747					12,745					12,878					13,260					13,430					12,466				13,734				14,443
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value						10,000						9,979						9,979						9,559						9,241						10,095						10,624					10,648					11,093					11,437					11,056					11,503					11,837					12,028					12,334					12,620					12,337					12,798					12,495					12,915					12,837				12,330				12,445			13,160			13,751			13,938			14,282			14,799			15,130			15,129			15,286			15,740		15,942		14,797		16,302		17,144
MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value							10,000						10,212						10,781						11,005						11,202						11,015						10,770					10,650					11,268					11,656					12,015					12,204					12,529					12,761					13,420					13,557					13,517					14,066					14,152					14,589					15,568				14,833				14,484			14,648			14,527			13,982			14,132			13,974			13,781			12,367			12,919			12,558		13,473		12,437		12,511		12,841	12,152	12,884	12,728	12,335	12,652	13,094	13,209	13,781	13,411	12,351	10,563	11,363	11,735	12,265	12,812	13,360	13,032	12,752	14,467	15,249	15,282	15,585	15,782	16,246	16,736	16,646	16,372	16,683	16,149	16,534	15,790	16,442	15,836	15,523	15,548	14,571	14,676	13,413	13,873	13,426	12,085	12,446	13,915	13,811	14,931	14,407	14,759	15,016	14,470	15,119	15,734	15,023	14,548	13,948	15,204	15,968	15,809	16,209	16,692	16,416	16,892	16,876	17,267	17,759	18,237	17,342	17,185	16,851	17,530	17,774	17,733	18,373	19,215	18,981	18,927	19,583	20,289	20,699	20,694	21,314	22,589	23,723	21,163	23,206	24,374
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value						10,000						9,979						9,979						9,559						9,241						10,095						10,624					10,648					11,093					11,437					11,056					11,503					11,837					12,028					12,334					12,620					12,337					12,798					12,495					12,915					12,837				12,330				12,445			13,160			13,751			13,938			14,282			14,799			15,130			15,129			15,286			15,740		15,942		14,797		16,302		17,144
S&P Composite 1500® Index
Account Value [Line Items]
Accumulated Value						10,000						10,085						10,085						9,599						9,370						10,221						10,730					10,873					11,452					11,836					11,335					11,893					12,269					12,477					12,749					13,011					12,888					13,682					13,300					13,678					13,462				12,703				12,595			13,379			14,045			14,352			14,669			15,171			15,493			15,553			15,563			15,824		15,755		14,970		16,520		17,349
MSCI World Index
Account Value [Line Items]
Accumulated Value					10,000						10,170						10,661						10,794						11,249						11,597						11,177					11,672					11,923					12,133					12,454					12,682					12,431					13,001					12,662					13,109					13,015					12,435					12,546					13,288					13,862				14,040				14,406			14,870			15,167			15,210			15,333			15,676			15,791			14,785			16,204			16,941
MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value							10,000						9,847						10,334						10,399						10,528						10,376						10,136					10,395					10,764					10,935					11,213					11,453					11,824					11,861					12,298					12,363					12,592					12,829					12,933					13,222					13,959				13,300				13,046			13,274			12,968			12,724			13,029			12,756			12,814			11,772			11,883			11,345		12,202		12,441		12,515		12,846	12,156	12,888	12,732	12,339	12,656	13,098	13,214	13,786	13,415	12,355	10,566	11,367	11,739	12,269	12,816	13,365	13,036	12,756	14,472	15,254	15,287	15,590	15,787	16,252	16,742	16,652	16,377	16,688	16,154	16,540	15,795	16,448	15,842	15,528	15,553	14,576	14,681	13,418	13,877	13,431	12,089	12,450	13,920	13,816	14,936	14,412	14,764	15,021	14,474	15,124	15,739	15,028	14,553	13,953	15,209	15,973	15,814	16,215	16,697	16,421	16,898	16,882	17,273	17,765	18,243	17,348	17,191	16,857	17,536	17,780	17,739	18,380	19,222	19,874	19,817	20,504	21,243	21,673	21,667	22,316	23,651	24,839	22,159	24,297	25,521
MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value							10,000						9,847						10,334						10,399						10,528						10,376						10,136					10,395					10,764					10,935					11,213					11,453					11,824					11,861					12,298					12,363					12,592					12,829					12,933					13,222					13,959				13,300				13,046			13,274			12,968			12,724			13,029			12,756			12,814			11,772			11,883			11,345		12,202		12,441		12,515		12,846	12,156	12,888	12,732	12,339	12,656	13,098	13,214	13,786	13,415	12,355	10,566	11,367	11,739	12,269	12,816	13,365	13,036	12,756	14,472	15,254	15,287	15,590	15,787	16,252	16,742	16,652	16,377	16,688	16,154	16,540	15,795	16,448	15,842	15,528	15,553	14,576	14,681	13,418	13,877	13,431	12,089	12,450	13,920	13,816	14,936	14,412	14,764	15,021	14,474	15,124	15,739	15,028	14,553	13,953	15,209	15,973	15,814	16,215	16,697	16,421	16,898	16,882	17,273	17,765	18,243	17,348	17,191	16,857	17,536	17,780	17,739	18,380	19,222	19,874	19,817	20,504	21,243	21,673	21,667	22,316	23,651	24,839	22,159	24,297	25,521
Nifty 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,083	$ 10,000						$ 10,008						$ 9,456						$ 9,601						$ 8,160						$ 9,013						$ 8,999
MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value							10,000						9,847						10,334						10,399						10,528						10,376						10,136					10,395					10,764					10,935					11,213					11,453					11,824					11,861					12,298					12,363					12,592					12,829					12,933					13,222					13,959				13,300				13,046			13,274			12,968			12,724			13,029			12,756			12,814			11,772			11,883			11,345		12,202		12,441		12,515		12,846	12,156	12,888	12,732	12,339	12,656	13,098	13,214	13,786	13,415	12,355	10,566	11,367	11,739	12,269	12,816	13,365	13,036	12,756	14,472	15,254	15,287	15,590	15,787	16,252	16,742	16,652	16,377	16,688	16,154	16,540	15,795	16,448	15,842	15,528	15,553	14,576	14,681	13,418	13,877	13,431	12,089	12,450	13,920	13,816	14,936	14,412	14,764	15,021	14,474	15,124	15,739	15,028	14,553	13,953	15,209	15,973	15,814	16,215	16,697	16,421	16,898	16,882	17,273	17,765	18,243	17,348	17,191	16,857	17,536	17,780	17,739	18,380	19,222	19,874	19,817	20,504	21,243	21,673	21,667	22,316	23,651	24,839	22,159	24,297	25,521
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value							10,000						9,664						10,154						10,161						10,286						10,076						9,875					10,213					10,509					10,659					10,953					11,231					11,644					11,623					11,958					11,954					12,251					12,437					12,568					12,769					13,410				12,805				12,552			12,861			12,572			12,418			12,724			12,478			12,587			11,585			11,570			11,009		11,732		12,031		12,107		12,447	11,850	12,553	12,393	12,072	12,418	12,864	13,009	13,432	13,151	11,963	10,366	11,036	11,516	11,908	12,186	12,812	12,479	11,981	13,838	14,482	14,328	14,649	14,986	15,437	15,990	15,761	15,879	16,159	15,690	16,076	15,328	16,113	15,334	15,063	15,160	14,179	14,286	12,960	13,605	12,959	11,747	12,379	13,773	13,784	14,900	14,589	14,951	15,373	14,722	15,392	15,890	15,281	14,760	14,161	15,476	16,298	16,392	16,692	17,222	16,799	17,450	17,168	17,672	18,246	18,415	17,413	17,315	16,921	17,810	18,155	18,082	18,910	19,776	20,211	19,928	20,777	21,175	21,424	21,557	22,204	23,362	24,443	21,928	23,562	24,284
MSCI Emerging Markets Index
Account Value [Line Items]
Accumulated Value							10,000						10,400						10,923						11,194						11,338						11,365						10,842					10,866					11,461					11,812					12,110					12,375					12,741					12,869					13,636					13,940					13,885					14,372					14,401					14,917					16,161				15,415				15,108			15,062			14,528			13,925			14,230			13,846			13,772			12,573			13,091			12,743		13,860		13,891		14,008		14,303	13,265	14,093	13,920	13,242	13,495	14,064	14,044	15,092	14,388	13,630	11,530	12,586	12,683	13,615	14,832	15,160	14,917	15,224	16,632	17,855	18,402	18,543	18,263	18,718	18,932	19,185	17,893	18,362	17,632	17,806	17,080	17,401	17,071	16,561	16,187	15,287	15,354	14,333	14,298	14,358	12,675	12,281	14,103	13,904	15,002	14,030	14,454	14,291	14,051	14,584	15,492	14,538	14,157	13,607	14,696	15,271	14,562	15,255	15,590	15,703	15,791	16,414	16,463	16,729	17,846	17,052	16,439	16,417	16,710	16,791	16,898	17,120	17,850	18,923	19,292	19,539	20,937	21,812	21,291	21,927	23,869	25,180	21,891	25,112	27,544
MSCI Europe Index
Account Value [Line Items]
Accumulated Value							10,000						9,555						9,955						9,985						10,072						9,744						9,532					10,031					10,240					10,362					10,778					11,159					11,700					11,572					11,917					11,924					12,318					12,376					12,403					12,590					13,270				12,490				12,340			12,681			12,265			12,183			12,588			12,237			12,280			11,343			11,238			10,718		11,425		11,808		11,880		12,305	11,631	12,412	12,172	11,866	12,189	12,580	12,768	13,267	12,933	11,733	10,039	10,634	11,118	11,570	12,015	12,509	12,093	11,411	13,352	13,980	13,778	14,115	14,551	15,212	15,870	15,631	15,920	16,160	15,388	16,081	15,252	16,259	15,515	15,077	15,061	14,195	14,301	12,879	13,516	12,674	11,572	12,401	13,809	13,811	15,009	14,915	15,269	15,903	14,970	15,687	16,168	15,527	14,910	14,353	15,770	16,557	16,538	16,795	17,423	17,093	17,921	17,519	17,895	18,600	18,672	17,572	17,276	16,854	18,014	18,676	18,620	19,434	20,320	20,738	20,369	21,070	21,488	21,647	21,964	22,821	23,836	24,616	22,178	23,752	24,375
MSCI EMU IMI Index
Account Value [Line Items]
Accumulated Value							10,000						9,363						9,916						10,007						10,112						9,971						9,605					10,206					10,379					10,475					11,108					11,590					12,173					12,039					12,503					12,562					13,052					13,161					13,209					13,222					14,156				13,352				13,181			13,559			12,922			12,801			13,248			12,852			12,770			11,633			11,506			10,920		11,675		12,032		12,025		12,617	11,800	12,668	12,408	12,116	12,423	12,882	13,084	13,485	13,084	11,955	9,841	10,497	11,174	11,812	12,283	12,871	12,412	11,630	13,998	14,641	14,388	14,895	15,354	16,083	16,776	16,381	16,613	16,962	16,094	16,709	15,711	16,640	15,825	15,061	14,833	13,809	14,096	12,441	12,995	12,172	11,072	12,056	13,580	13,595	15,164	15,069	15,478	15,949	15,017	15,936	16,429	15,689	14,804	14,278	15,911	16,651	16,685	17,126	17,854	17,361	18,131	17,405	17,672	18,336	18,663	17,551	17,082	16,969	18,236	18,866	19,023	20,083	21,200	21,795	21,463	22,026	22,697	22,800	22,995	23,823	24,825	25,513	22,819	24,737	25,642
MSCI Japan Index
Account Value [Line Items]
Accumulated Value							10,000						9,754						10,386						10,425						10,592						10,732						10,473					10,575					10,968					11,091					11,050					11,166					11,502					11,624					11,859					11,853					12,085					12,643					13,021					13,111					13,712				13,506				13,128			13,309			13,178			12,846			12,897			12,926			13,318			12,192			12,240			11,423		12,120		12,116		12,184		12,353	11,864	12,308	12,325	12,200	12,693	13,309	13,384	13,663	13,477	12,245	11,369	11,982	12,692	12,690	12,489	13,439	13,571	13,354	15,022	15,642	15,485	15,720	15,887	15,645	15,998	15,842	15,642	16,122	16,565	16,008	15,613	15,909	15,102	14,933	14,858	13,550	13,772	12,685	13,408	13,066	11,712	12,059	13,226	13,262	14,086	13,545	14,082	14,134	14,396	14,986	15,438	15,064	14,748	14,084	15,289	15,956	16,693	17,193	17,630	16,852	17,078	16,956	17,939	18,030	17,927	17,228	17,341	17,282	17,552	17,314	17,340	18,247	18,985	19,310	19,039	20,363	20,859	21,567	21,418	21,533	22,952	24,923	21,827	23,825	25,010
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value							10,000						10,159						10,165						10,179						10,128						10,021						9,648					9,761					9,825					9,893					9,915					9,987					10,146					10,109					10,191					10,268					10,216					10,241					10,187					10,293					10,172				10,141				10,179			10,142			10,259			10,267			10,292			10,319			10,251			10,188			10,301			10,425		10,504		10,560		10,727		10,767	10,915	10,956	11,044	11,218	11,129	11,148	11,177	11,210	11,412	11,559	11,139	11,000	11,350	11,443	11,636	11,581	11,584	11,549	11,723	11,795	11,870	11,681	11,753	11,852	11,887	11,919	12,019	11,975	11,888	11,854	11,954	11,974	11,646	11,604	11,228	10,917	11,080	10,898	11,186	10,941	10,521	10,434	10,922	10,953	11,267	11,012	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,709	11,389	11,654	11,594	11,609	11,609	11,465	11,432	12,100	12,206	12,305	12,437	12,273	12,465	12,314	12,356	12,486	12,286	12,208	12,187	11,736	11,712	11,814	12,088	12,238	12,266	12,277	12,392	12,546	12,255	12,395	12,441
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value							10,000						9,664						10,154						10,161						10,286						10,076						9,875					10,213					10,509					10,659					10,953					11,231					11,644					11,623					11,958					11,954					12,251					12,437					12,568					12,769					13,410				12,805				12,552			12,861			12,572			12,418			12,724			12,478			12,587			11,585			11,570			11,009		11,732		12,031		12,107		12,447	11,850	12,552	12,393	12,072	12,418	12,864	13,009	13,432	13,151	11,963	10,366	11,036	11,516	11,908	12,186	12,812	12,479	11,981	13,838	14,482	14,328	14,649	14,986	15,437	15,990	15,761	15,879	16,159	15,690	16,076	15,328	16,113	15,334	15,063	15,160	14,179	14,286	12,960	13,606	12,960	11,747	12,379	13,773	13,784	14,901	14,590	14,951	15,373	14,723	15,393	15,891	15,282	14,760	14,162	15,476	16,298	16,392	16,692	17,222	16,800	17,450	17,169	17,672	18,247	18,415	17,414	17,315	16,921	17,811	18,156	18,083	18,911	19,777	20,212	19,928	20,778	21,176	21,425	21,558	22,204	23,363	24,444	21,929	23,563	24,285
ICE BofA US Treasury Index
Account Value [Line Items]
Accumulated Value			10,000						9,885						9,965						9,798						9,852						10,073						10,092					10,148					10,039					10,169					10,130					10,232					10,328					10,393					10,455					10,404					10,408					10,604					10,414					10,405					10,415
Nasdaq Global Artificial Intelligence and Big Data Index
Account Value [Line Items]
Accumulated Value				$ 10,000						$ 10,268						$ 10,648						$ 10,594						$ 11,357						$ 11,113						$ 11,559					$ 11,252					$ 10,469					$ 10,735					$ 11,721					$ 12,798					$ 12,994					$ 12,989					$ 13,901					$ 14,787					$ 14,095					$ 14,419					$ 14,690					$ 14,326					$ 13,268				$ 15,868				$ 19,648
Solactive Cyber Security ESG Screened Index
Account Value [Line Items]
Accumulated Value						10,000						10,520						10,520						10,188						9,663						11,071						12,108					12,378					12,767					12,388					11,737					11,392					12,109					12,255					12,896					13,087					12,765					13,800					13,349					14,216					13,945				13,280				13,758			14,203			15,030			14,511			14,707			15,262			14,843			14,138			13,592			13,624		12,478		12,292		13,121		16,298
iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index
Account Value [Line Items]
Accumulated Value							10,000						10,057						10,509						10,735						10,848						10,755						10,682					10,657					11,051					11,314					11,620					11,860					12,148					12,361					12,831					12,997					13,034					13,565					13,578					13,860					14,630				14,115				13,796			14,061			14,006			13,685			13,838			13,797			13,606			12,383			12,745			12,460		13,287		13,591		14,084		13,845	13,749	14,194	14,106	14,042	14,297	14,759	14,690	15,150	15,025	13,929	10,844	11,584	11,689	11,939	12,168	12,754	12,396	11,974	13,663	14,174	13,927	14,265	14,480	14,979	15,428	15,365	15,535	15,792	15,111	15,539	14,994	15,471	14,919	14,674	14,865	13,937	13,658	12,386	13,018	12,401	10,848	10,774	11,935	11,988	12,748	12,179	11,792	12,096	11,340	11,531	12,167	11,737	11,258	10,683	11,779	12,782	12,326	12,090	12,658	12,236	12,355	12,007	12,699	13,369	14,025	12,930	12,770	12,083	12,351	12,324	12,332	13,176	13,610	14,599	14,442	15,049	15,137	14,880	15,142	15,283	16,066	16,869	14,584	15,675	15,339
Solactive Semiconductor ESG Screened Index
Account Value [Line Items]
Accumulated Value						10,000						9,880						9,880						9,234						8,736						10,284						11,383					11,520					12,770					13,302					12,527					13,705					14,413					13,566					13,326					13,210					12,568					12,330					12,301					12,691					12,266				11,095				10,933			12,139			14,303			14,088			14,259			16,350			19,080			18,576			19,351			23,105		24,053		21,455		29,990		37,906
Solactive United States Green Infrastructure ESG Screened Index
Account Value [Line Items]
Accumulated Value						$ 10,000						$ 9,148						$ 9,148						$ 8,145						$ 7,125						$ 7,595						$ 8,566					$ 7,643					$ 7,939					$ 8,039					$ 7,313					$ 8,104					$ 7,389					$ 7,990					$ 7,736					$ 7,781					$ 7,463					$ 7,939					$ 7,297					$ 7,378					$ 6,727				$ 6,157				$ 6,246			$ 6,904			$ 7,436			$ 7,901			$ 8,493			$ 9,448			$ 10,605			$ 10,030			$ 9,852			$ 10,799		$ 10,183		$ 9,633		$ 10,752		$ 11,855
Solactive Whitney U.S. Critical Technologies Index
Account Value [Line Items]
Accumulated Value					$ 10,000						$ 10,205						$ 10,699						$ 10,978						$ 11,402						$ 11,816						$ 11,335					$ 11,768					$ 12,187					$ 12,252					$ 12,408					$ 12,653					$ 12,494					$ 13,090					$ 12,626					$ 13,076					$ 12,808					$ 12,100					$ 12,071					$ 13,001					$ 13,805				$ 14,228				$ 14,309			$ 14,809			$ 15,174			$ 14,926			$ 15,009			$ 15,327			$ 15,170			$ 14,512			$ 15,450			$ 16,304
CSI 300 Index
Account Value [Line Items]
Accumulated Value							10,000						9,921						10,158						10,524						10,311						10,418						10,863					10,026					10,410					10,630					10,607					10,550					10,851					11,535					11,934					12,462					12,386					13,015					13,053					13,331					14,618				13,691				13,336			12,758			12,816			11,522			11,277			10,703			10,962			9,936			10,032			9,647		10,490		12,055		12,651		12,756	11,590	12,365	12,441	11,889	11,993	12,367	12,198	13,168	12,944	12,605	11,648	12,441	12,155	13,326	15,297	16,019	15,363	16,009	17,176	18,206	18,913	18,842	17,574	18,099	19,097	18,609	17,217	17,234	17,449	17,820	17,591	17,982	16,644	16,841	15,444	14,131	14,288	15,679	14,583	13,966	12,671	11,388	12,737	13,182	14,571	13,889	13,976	13,799	12,693	12,680	13,545	12,478	12,209	11,807	11,869	11,716	10,840	11,835	11,796	12,061	12,004	11,655	11,776	11,608	14,212	13,575	13,463	13,417	13,099	13,312	13,374	12,958	13,360	13,841	14,365	16,003	16,559	16,609	16,292	16,905	17,299	17,563	16,471	17,986	18,520
CSI 500 Index
Account Value [Line Items]
Accumulated Value							10,000						10,236						10,368						10,711						10,550						10,598						10,636					9,999					10,059					10,447					10,333					10,023					9,514					10,130					10,489					10,985					11,093					11,088					10,619					10,758					11,010				10,665				10,754			10,359			10,098			8,886			8,594			7,975			7,891			6,940			7,134			6,885		7,054		8,509		9,341		8,919	8,084	8,237	8,151	7,824	7,945	8,002	7,975	8,659	8,891	8,919	8,147	8,707	8,687	9,571	10,893	11,258	10,522	10,571	11,098	11,279	11,372	11,395	11,041	11,615	12,147	12,309	12,268	13,157	12,879	12,882	13,347	13,541	12,132	12,735	11,695	10,009	10,657	11,424	11,113	10,628	9,593	9,496	10,253	10,047	11,092	10,915	11,004	10,752	10,190	9,957	10,284	9,512	9,415	9,130	9,406	9,256	7,906	8,985	8,738	9,084	8,906	8,321	8,303	8,039	10,070	10,200	9,961	9,662	9,477	9,908	9,959	9,553	9,750	10,264	10,786	12,311	12,985	12,867	12,406	13,345	15,048	15,781	13,784	15,262	15,466
MSCI ACWI ex USA US Dollar Hedged Index
Account Value [Line Items]
Accumulated Value							10,000						9,752						10,200						10,338						10,382						10,492						10,543					10,892					11,010					11,218					11,471					11,655					11,890					11,869					12,072					12,141					12,414					12,812					12,750					12,956					13,285				12,847				12,583			13,046			12,956			12,878			13,192			13,027			13,122			12,257			12,357			11,756		12,502		12,867		13,053		13,484	12,824	13,392	13,435	13,148	13,539	13,807	14,064	14,428	14,210	13,271	11,616	12,402	12,777	13,255	13,444	13,906	13,733	13,421	14,968	15,507	15,647	15,996	16,506	16,745	17,100	17,291	17,013	17,383	17,069	17,415	16,959	17,542	17,049	16,703	16,842	16,471	16,450	15,499	16,070	15,886	14,828	15,295	16,551	16,091	17,166	17,002	17,178	17,467	17,199	17,837	18,361	17,915	17,686	17,114	18,185	18,771	18,930	19,617	20,340	20,336	20,759	20,936	21,198	21,337	21,704	21,366	21,413	21,513	22,344	22,545	22,151	22,141	23,118	23,561	24,063	24,615	25,540	26,474	26,543	27,163	28,464	30,030	27,612	29,766	31,426
MSCI EAFE US Dollar Hedged Index
Account Value [Line Items]
Accumulated Value							10,000						9,616						10,081						10,183						10,226						10,356						10,484					10,968					10,992					11,235					11,519					11,694					11,956					11,875					11,970					11,982					12,319					12,695					12,642					12,815					12,990				12,589				12,311			12,896			12,833			12,818			13,180			12,984			13,192			12,370			12,367			11,667		12,334		12,783		12,980		13,444	12,851	13,435	13,555	13,255	13,745	14,005	14,317	14,541	14,385	13,259	11,646	12,297	12,803	13,148	12,910	13,446	13,323	12,809	14,530	14,905	14,857	15,249	16,041	16,253	16,712	16,834	16,908	17,294	17,082	17,465	17,042	17,801	17,170	16,803	17,177	16,968	16,947	14,217	14,976	14,666	13,816	14,581	15,597	15,158	16,165	16,298	16,420	16,834	16,613	17,247	17,580	17,302	17,153	16,622	17,625	18,181	18,681	19,282	20,069	19,963	20,504	20,434	20,639	20,770	20,735	20,474	20,628	20,753	21,791	22,036	21,450	21,451	22,490	22,582	22,938	23,479	23,949	24,793	24,973	25,546	26,422	27,889	25,761	27,142	28,179
MSCI EM US Dollar Hedged Index
Account Value [Line Items]
Accumulated Value							10,000						10,143						10,554						10,822						10,845						10,887						10,631					10,623					11,032					11,201					11,399					11,649					11,920					12,098					12,678					12,928					12,971					13,461					13,333					13,657					14,581				14,010				13,719			13,888			13,581			13,245			13,465			13,383			13,220			12,199			12,563			12,244		13,133		13,272		13,449		13,783	12,874	13,465	13,324	12,984	13,169	13,560	13,630	14,413	13,936	13,406	11,745	12,781	12,852	13,699	14,808	15,119	14,861	15,073	16,250	17,236	17,875	18,047	17,877	18,149	18,185	18,509	17,369	17,742	17,229	17,358	16,782	17,006	16,683	16,302	15,824	15,259	15,217	14,529	14,538	14,704	13,345	12,988	14,540	14,237	15,170	14,474	14,784	14,681	14,530	15,025	15,827	15,095	14,828	14,292	15,191	15,671	15,133	15,895	16,324	16,599	16,681	17,395	17,501	17,573	18,561	18,040	17,548	17,754	18,026	18,152	18,202	18,157	18,728	19,667	20,339	20,634	22,096	23,111	22,748	23,352	25,413	26,690	23,993	27,225	29,850
MSCI Europe US Dollar Hedged Index
Account Value [Line Items]
Accumulated Value							10,000						9,800						10,201						10,330						10,387						10,432						10,377					10,992					10,969					11,280					11,693					11,882					12,218					11,956					12,049					12,080					12,425					12,698					12,491					12,636					12,794				12,378				12,165			12,775			12,735			12,727			13,171			12,889			12,959			12,310			12,221			11,600		12,282		12,752		13,027		13,589	13,019	13,660	13,778	13,577	14,023	14,116	14,464	14,741	14,531	13,408	11,627	12,278	12,764	13,185	12,989	13,352	13,240	12,543	14,347	14,684	14,548	14,904	15,799	16,190	16,657	16,853	17,109	17,486	16,978	17,625	17,227	18,147	17,603	17,061	17,220	17,115	17,071	15,814	16,799	16,190	15,273	16,238	17,453	17,016	18,257	18,541	18,595	19,083	18,565	19,060	19,381	18,982	18,765	18,153	19,274	19,959	20,239	20,740	21,679	21,549	22,244	21,971	22,227	22,554	22,432	21,854	21,988	21,902	23,436	24,191	23,333	23,195	24,251	24,116	24,360	24,719	25,195	25,860	26,142	26,861	27,598	28,794	26,764	28,091	28,989
MSCI EMU IMI US Dollar Hedged Index
Account Value [Line Items]
Accumulated Value							10,000						9,395						9,900						10,041						10,071						10,189						10,156					10,867					10,803					11,097					11,712					12,027					12,261					11,972					12,053					12,030					12,585					12,891					12,659					12,611					13,053				12,607				12,371			12,968			12,820			12,729			13,175			12,885			12,853			12,054			11,959			11,273		12,040		12,528		12,724		13,406	12,649	13,335	13,387	13,249	13,746	13,973	14,381	14,600	14,379	13,291	10,981	11,745	12,324	12,914	12,758	13,232	13,029	12,303	14,487	14,836	14,694	15,235	16,202	16,587	17,114	17,177	17,432	17,887	17,309	18,006	17,427	18,303	17,679	16,801	16,726	16,460	16,570	15,053	16,130	15,362	14,406	15,591	16,950	16,408	18,046	18,388	18,473	18,771	18,351	19,078	19,499	18,956	18,373	17,774	19,266	19,953	20,349	20,990	21,950	21,587	22,240	21,663	21,818	22,174	22,417	21,726	21,763	22,070	23,660	24,496	23,796	23,905	25,310	25,214	25,513	25,656	26,388	27,023	27,151	27,852	28,707	29,752	27,374	29,226	30,486
MSCI Japan US Dollar Hedged Index
Account Value [Line Items]
Accumulated Value							10,000						8,962						9,542						9,677						9,642						10,139						10,694					11,064					11,097					11,160					11,088					11,222					11,483					11,803					11,858					11,821					12,332					13,035					13,241					13,446					13,650				13,149				12,767			13,326			13,127			13,075			13,290			13,221			13,967			12,728			12,882			11,616		12,258		12,554		12,584		12,870	12,061	12,448	12,591	12,202	12,938	13,598	13,874	14,095	13,890	12,574	11,709	12,245	13,065	13,087	12,620	13,624	13,697	13,350	14,988	15,468	15,533	16,044	16,814	16,378	16,851	16,849	16,450	16,975	17,706	17,498	16,996	17,572	16,695	16,505	17,276	16,873	17,044	16,622	17,321	17,546	16,517	17,494	18,130	17,221	18,109	18,310	18,688	19,263	20,186	21,794	22,183	22,279	22,458	21,902	23,362	23,374	25,396	26,874	27,988	27,962	28,431	29,004	28,834	28,145	27,605	28,411	28,299	29,606	29,736	28,615	28,535	28,687	30,273	30,926	31,847	33,388	34,508	37,232	37,559	38,060	40,062	44,068	39,521	42,647	45,576
Solactive Municipal Infrastructure Revenue Bond Index
Account Value [Line Items]
Accumulated Value							10,000						10,254						10,216						10,271						10,206						10,058						9,547					9,704					9,730					9,787					9,809					9,897					10,112					10,109					10,193					10,303					10,266					10,307					10,309					10,466					10,292				10,206				10,256			10,213			10,366			10,367			10,385			10,407			10,309			10,200			10,321			10,469		10,544		10,619		10,890		10,974	11,187	11,223	11,315	11,595	11,491	11,483	11,507	11,552	11,841	12,093	11,363	11,034	11,511	11,732	11,975	11,900	11,835	11,823	12,176	12,309	12,453	12,140	12,271	12,472	12,561	12,642	12,760	12,677	12,529	12,510	12,701	12,736	12,302	12,177	11,658	11,131	11,372	10,963	11,381	10,907	10,383	10,136	10,922	10,850	11,387	11,012	11,343	11,365	11,287	11,439	11,469	11,232	10,763	10,465	11,485	11,883	11,844	11,842	11,825	11,654	11,670	11,895	12,009	12,060	12,240	12,013	12,282	12,063	12,014	12,145	11,846	11,746	11,602	11,673	11,563	11,663	12,110	12,299	12,316	12,296	12,340	12,542	12,300	12,479	12,549
MSCI EAFE High Dividend Yield Index
Account Value [Line Items]
Accumulated Value							$ 10,000						$ 9,996						$ 10,346						$ 10,353						$ 10,491						$ 10,565						$ 10,514					$ 11,028					$ 10,982					$ 11,313					$ 11,700					$ 11,628					$ 11,960					$ 11,688					$ 11,613					$ 11,714					$ 11,993					$ 12,266					$ 12,125					$ 12,165					$ 12,252				$ 11,951				$ 11,736			$ 12,172			$ 11,744			$ 11,625			$ 11,999			$ 11,694			$ 11,777			$ 11,060			$ 10,982			$ 10,556		$ 11,266		$ 11,625		$ 11,676		$ 11,947	$ 11,291	$ 12,021	$ 11,790	$ 11,506	$ 11,993	$ 12,558	$ 12,603	$ 13,139	$ 12,727	$ 11,549	$ 9,921	$ 10,464	$ 10,662	$ 11,040	$ 11,108	$ 11,577	$ 11,150	$ 10,697	$ 12,408	$ 12,893	$ 12,798	$ 12,942	$ 13,379	$ 13,636	$ 14,097	$ 13,816	$ 13,945	$ 13,870	$ 13,173	$ 13,423	$ 12,953	$ 13,778	$ 13,983	$ 13,955	$ 14,258	$ 13,670	$ 13,792	$ 12,555	$ 12,738	$ 12,234	$ 11,166	$ 11,765	$ 13,171	$ 13,413	$ 14,250	$ 13,886	$ 14,359	$ 14,736	$ 13,843	$ 14,555	$ 15,203	$ 14,636	$ 14,532	$ 14,025	$ 15,088	$ 15,903	$ 15,640	$ 15,512	$ 16,020	$ 15,947	$ 16,573	$ 16,173	$ 16,912	$ 17,631	$ 18,028	$ 16,992	$ 16,807	$ 16,382	$ 17,219	$ 17,635	$ 18,265	$ 19,035	$ 19,381	$ 19,832	$ 19,741	$ 20,643	$ 20,413	$ 20,461	$ 21,223	$ 21,735	$ 22,486	$ 23,968	$ 22,497	$ 23,217	$ 23,051
ICE U.S. Treasury Short Bond Index
Account Value [Line Items]
Accumulated Value			$ 10,000						$ 10,028						$ 10,065						$ 10,108						$ 10,144						$ 10,178						$ 10,214					$ 10,250					$ 10,282					$ 10,319					$ 10,352					$ 10,396					$ 10,435					$ 10,471					$ 10,503					$ 10,542					$ 10,572					$ 10,601					$ 10,629					$ 10,662					$ 10,693